Inventories, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Inventories, Net [Abstract]
Impairment provided for inventories	$ 197,254	$ 239,715	$ 18,320